Operating Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	Six months ended
	June 30, 2025	June 30, 2024
Time charters and bareboat charters	$488,717	$476,853
Voyage charters	26,744	22,902
Total Revenue	$515,461	$499,755